Overview (Details)	12 Months Ended
Dec. 31, 2018 Fleet Number t
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	1,250,019
TOTAL | Fleet	28
Ardmore Seavaliant [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,998
Built date	Feb-13
Ardmore Seavaliant [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seavaliant [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seavaliant [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Feb-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Seaventure [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,998
Built date	Jun-13
Ardmore Seaventure [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seaventure [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seaventure [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jun-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Seavantage [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,997
Ardmore Seavantage [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seavantage [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seavantage [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Seavanguard [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,998
Ardmore Seavanguard [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seavanguard [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seavanguard [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Feb-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Sealion [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Ardmore Sealion [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Sealion [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Sealion [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	May-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seafox [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Ardmore Seafox [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seafox [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seafox [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jun-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seawolf [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Ardmore Seawolf [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seawolf [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seawolf [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Aug-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Seahawk [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,999
Ardmore Seahawk [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Seahawk [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Seahawk [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Endeavour [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,997
Ardmore Endeavour [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Endeavour [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Endeavour [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jul-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Seafarer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	45,744
IMO	3
Ardmore Seafarer [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Aug-04
Type	Product/Chemical
Specification	Eco-mod
Ardmore Seatrader [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	47,141
IMO	0
Ardmore Seatrader [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Dec-02
Type	Product
Specification	Eco-mod
Ardmore Seamaster [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	45,840
IMO	3
Ardmore Seamaster [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Sep-04
Type	Product/Chemical
Specification	Eco-mod
Ardmore Seamariner [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	45,726
IMO	3
Ardmore Seamariner [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Oct-06
Type	Product/Chemical
Specification	Eco-mod
Ardmore Sealeader [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	47,463
IMO	0
Ardmore Sealeader [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Aug-08
Type	Product
Specification	Eco-mod
Ardmore Sealifter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	47,472
IMO	0
Ardmore Sealifter [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jul-08
Type	Product
Specification	Eco-mod
Ardmore Dauntless [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	37,764
IMO	2
Ardmore Dauntless [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Defender [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	37,791
IMO	2
Ardmore Defender [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Cherokee [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,215
IMO	2
Ardmore Cherokee [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jan-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Cheyenne [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,217
IMO	2
Ardmore Cheyenne [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Mar-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Chinook [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,217
IMO	2
Ardmore Chinook [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jul-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Chippewa [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	25,217
IMO	2
Ardmore Chippewa [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-design
Ardmore Enterprise [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,453
Ardmore Enterprise [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Enterprise [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Enterprise [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Sep-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Endurance [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,466
Ardmore Endurance [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Endurance [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Endurance [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Dec-13
Type	Product/Chemical
Specification	Eco-design
Ardmore Encounter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,478
Ardmore Encounter [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Encounter [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Encounter [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Explorer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,494
Ardmore Explorer [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Explorer [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Explorer [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Exporter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,466
Ardmore Exporter [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Exporter [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Exporter [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Feb-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Engineer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	49,420
Ardmore Engineer [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	3
Ardmore Engineer [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO	2
Ardmore Engineer [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Mar-14
Type	Product/Chemical
Specification	Eco-design
Ardmore Sealancer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight | t	47,451
IMO	0
Ardmore Sealancer [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date	Jun-08
Type	Product
Specification	Eco-mod